Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 4) - Companhia Paranaense De Energia Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Related parties assets	R$ 35,561	R$ 47,404
Related parties liabilities	7,689	7,689
Structure Sharing [Member]
IfrsStatementLineItems [Line Items]
Related parties assets	54
Related parties liabilities	1,838	1,838
Jandaira Wind Complex Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Related parties assets		47,404
U E G A Loan Agreement [Member]
IfrsStatementLineItems [Line Items]
Related parties assets	35,507
Elejor Advance [Member]
IfrsStatementLineItems [Line Items]
Related parties liabilities	R$ 5,851	R$ 5,851